Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,089,953)	$ (1,137,234)	$ (1,447,769)	$ (2,752,487)
Items to reconcile net loss to net cash used in operating activities:
Amortization of debt discount	42,029	23,888	25,513	9,559
Shares issued for services	102,000	132,000
Warrants issued for services	103,498	0
Depreciation expense	8,227	8,228	11,001	5,515
Shares issued and to be issued for services			157,000	835,000
Shares issued in connection with convertible debt			0	2,000
Loss on inventory Write-down			(111,368)	0
Gain on debt forgiveness			0	(6,000)
Changes in operating assets and liabilities
(Increase) / decrease in accounts receivable	0	25,202	25,202	(25,202)
(Increase) / decrease in inventory	5,041	34,873	258,569	(169,584)
(Increase) / decrease in prepaid expenses	(22,265)	1,951	1,951	(1,951)
(Increase) / decrease in right of use assets	17,466	18,049	28,981	12,230
Increase in accounts payable - related party	79,161	147,625	443,391	95,574
Increase in accounts payable and accrued expenses	167,823	302,900	133,888	160,058
Net Cash Used in Operating Activities	(586,973)	(442,518)	(473,641)	(1,835,288)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment			0	(55,000)
Net Cash Used in Investing Activities			0	(55,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible debt	0	295,000	330,000	0
Proceeds from notes payable	580,000	98,500	98,500	50,460
Repayments of notes payable	(42,000)	(75,447)	(145,516)	(34,645)
Bank overdraft	0	747	998
Payments on financing leases	(12,485)	(8,275)	(17,282)	(29,336)
Proceeds from advances	61,500	50,000	125,000	90,000
Proceeds from sale of common stock and shares to be issued	0	73,000
Proceeds from sale of stock			0	1,821,001
Proceeds from sale of common stock			73,000	0
Net Cash Provided by Financing Activities	587,015	433,525	464,700	1,897,480
Increase (Decrease) in Cash	42	(8,993)	(8,941)	7,192
CASH AT BEGINNING OF PERIOD	52	8,993	8,993	1,801
CASH AT END OF PERIOD	94	0	52	8,993
Cash paid for:
Interest Paid	6,580	16,799	27,707	12,842
Taxes	0	0	0	0
Non-Cash Investing and Financing Activities:
Shares issued in conversion with convertible notes	491,786	45,000	55,000	0
Shares issued as debt issuance cost	$ 5,000	$ 0	1,623	0
Shares issued and to be issued for payment of accounts payable			0	140,000
Recognition of lease asset and lease liability			$ 0	$ 121,301